UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390

Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	November 30, 2009

Date of reporting period:	August 31, 2009

Item 1 — Schedule of Investments.

The Schedule of Investments are included herewith.

PORTFOLIO OF INVESTMENTS (Unaudited)	BOULDER TOTAL RETURN FUND, INC.
August 31, 2009

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 95.8%
DOMESTIC COMMON STOCKS 85.1%
Construction Machinery 1.1%
60,000	Caterpillar, Inc.	$2,718,600

Diversified 39.6%
690	Berkshire Hathaway, Inc., Class A*	69,586,499
9,200	Berkshire Hathaway, Inc., Class B*	30,231,200
		99,817,699
Diversified Financial Services 0.2%
5,700	Franklin Resources, Inc.	531,981

Healthcare Products & Services 5.2%
216,000	Johnson & Johnson	13,055,040

Insurance 1.5%
120,000	First American Corp.	3,782,400

Manufacturing 3.4%
8,000	3M Co.	576,800
150,500	Eaton Corp.	8,119,475
		8,696,275
Pharmaceuticals 0.8%
123,300	Pfizer, Inc.	2,059,110

Real Estate Investment Trust (REIT) 0.5%
75,000	Redwood Trust, Inc.	1,202,250

Registered Investment Company (RIC) 5.4%
576,250	Cohen & Steers REIT and Utility Income Fund, Inc.	5,151,675
291,193	Cohen & Steers Select Utility Fund, Inc.	3,867,043
9,600	Cohen & Steers Worldwide Realty Income Fund, Inc.	55,680
341,549	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	4,006,370
45,077	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	525,598
		13,606,366
Retail 25.4%
72,500	The Home Depot, Inc.	1,978,525
177,000	Walgreen Co.	5,996,760
370,000	Wal-Mart Stores, Inc.	18,821,900
1,085,000	Yum! Brands, Inc.	37,161,250
		63,958,435
Transportation - Trucking 2.0%
60,000	Burlington Northern Santa Fe Corp.	4,981,200
63,100	YRC Worldwide, Inc.*	140,713
		5,121,913
TOTAL DOMESTIC COMMON STOCKS (Cost $144,391,491)		214,550,069

FOREIGN COMMON STOCKS 10.6%
Canada 0.2%
123,000	Canfor Pulp Income Fund	461,777

Hong Kong 4.5%
515,000	Cheung Kong Holdings, Ltd.	6,109,871
10,500	Guoco Group, Ltd.	100,591
500,000	Henderson Investment, Ltd.	41,288
104,500	Henderson Land Development Co., Ltd.	614,155
6,156,000	Midland Holdings, Ltd.	4,440,005
		11,305,910
Japan 0.0%(1)
340	New City Residence Investment Corp.*(2)(3)	15,164

Netherlands 2.4%
60,000	Heineken Holding NV	2,126,330
95,117	Heineken NV	4,015,139
		6,141,469
New Zealand 1.3%
4,601,836	Kiwi Income Property Trust	3,284,341

Turkey 0.0%(1)
57,183	Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*	40,788

United Kingdom 2.2%
75,000	Diageo PLC, Sponsored ADR	4,653,000
20,000	GlaxoSmithKline PLC, Sponsored ADR	782,000
		5,435,000
TOTAL FOREIGN COMMON STOCKS (Cost $25,815,286)		26,684,449

AUCTION PREFERRED SECURITIES 0.1%
8	Neuberger Berman Real Estate Securities Income Fund, Inc., Series C(2)	196,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $200,021)		196,000

TOTAL LONG TERM INVESTMENTS (Cost $170,406,798)		241,430,518

Shares/
Principal
Amount	Description	Value (Note 1)
SHORT TERM INVESTMENTS 7.4%
DOMESTIC GOVERNMENT BONDS 2.8%
United States Treasury Bills
$7,000,000	0.100% due 09/24/2009	6,999,553

TOTAL DOMESTIC GOVERNMENT BONDS (Amortized Cost $6,999,553)		6,999,553

FOREIGN GOVERNMENT BONDS 1.1%
New Zealand Treasury Bills
4,021,000	2.230% due 11/11/2009 NZD	2,745,181

TOTAL FOREIGN GOVERNMENT BONDS (Amortized Cost $2,694,690)		2,745,181

MONEY MARKET FUNDS 3.5%
8,784,933	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.029%	8,784,933

TOTAL MONEY MARKET FUNDS (Cost $8,784,933)		8,784,933

TOTAL SHORT TERM INVESTMENTS (Cost $18,479,176)		18,529,667

TOTAL INVESTMENTS 103.2% (Cost $188,885,974)		259,960,185

OTHER ASSETS AND LIABILITIES -3.2%		(8,000,432)

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		251,959,753

AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE		(75,500,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$176,459,753

* Non-income producing security.

(1) Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

(2) Fair valued security under procedures established by the Fund’s Board of Directors. Total market of fair valued securities as of August 31, 2009 is $211,164, or 0.1% of total net assets available to common and preferred stock.

(3) On October 9, 2008, the company declared bankruptcy.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S. - Anonim Sirketi (Turkish: Joint Stock Company)

Ltd. - Limited

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

August 31, 2009 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s Common Shares is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of Common Shares outstanding. The value of the Fund’s net assets attributable to Common Shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multidimensional relational pricing model.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$214,550,069	$—	$—	$214,550,069
Foreign Common Stocks	26,669,285	—	15,164	26,684,449
Auction Preferred Securities	—	196,000	—	196,000
Domestic Government Bonds	—	6,999,553	—	6,999,553
Foreign Government Bonds	—	2,745,181	—	2,745,181
Money Market Funds	8,784,933	—	—	8,784,933
Total	250,004,287	9,940,734	15,164	259,960,185

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 12/1/2008	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 8/31/2009
Foreign Common Stocks	$14,764	$—	$400	$—	$—	$15,164
Total	14,764	—	400	—	—	15,164

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Note 2.  Unrealized Appreciation/ (Depreciation)

On August 31, 2009, based on cost of $188,820,632 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $83,704,522 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $12,564,969, resulting in net unrealized appreciation of $71,139,553.

Note 3. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	October 28, 2009